Trade receivables and contract assets and other assets (Tables)	6 Months Ended
Jun. 30, 2020
Trade receivables and contract assets and other assets
Summary of trade receivables and contract assets and other assets

in EUR k	Dec 31, 2019	Jun 30, 2020
Non‑current
Other assets - Rental deposits	1,948	1,853
Other assets – Others	-	150
	1,948	2,003
Current
Trade receivables, net	12,709	12,473
Contract assets, net	3,884	2,510
Receivables due from shareholders	2,766	2,766
Other assets	5,846	5,716
	25,205	23,465
Total non-current and current trade receivables and contract assets and other assets	27,153	25,468

Summary of expected credit loss rate on total gross trade receivables and contract assets

in EUR k	Dec 31, 2019	Jun 30, 2020
Not past due	11,102	10,340
Past due 1-30 days	1,113	1,159
Past due 31-90 days	1,708	1,508
Past due more than 90 days	5,005	5,985
Total Gross amount of trade receivables and contract assets	18,928	18,992

Expected credit loss rate
Not past due	0.3%	0.6%
Past due 1-30 days	1.0%	5.7%
Past due 31-90 days	1.2%	7.6%
Past due more than 90 days	45.4%	62.9%
Expected credit loss rate on total gross trade receivables and contract assets	12.3%	21.3%

Expected credit loss	2,335	4,009